SCHEDULE OF ASSETS AND LIABILITIES UNDER FAIR VALUE HIERARCHY (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Derivative Liability, Current	$ 983,630	$ 513,959	$ 304,490
Total	983,630	513,959
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative Liability, Current
Total
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative Liability, Current
Total
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative Liability, Current	983,630	513,959	$ 304,490
Total	$ 983,630	$ 513,959